Other assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Partners in joint operations	$ 845,590	$ 871,409
Prepaid expenses	789,029	693,341
Advanced payments to contractors and suppliers	553,356	679,829
Trust funds	547,439	507,163
Related parties (Note 30)	84	1,087
Other assets	33,531	25,651
Total current	2,769,029	2,778,480
Non-current
Abandonment and pension funds	648,980	568,066
Trust funds	245,790	184,464
Employee benefits	332,710	342,143
Advanced payments and deposits	55,178	87,684
Judicial deposits and attachments	47,264	54,776
Other assets	303,891	216,214
Total non-current	$ 1,633,813	$ 1,453,347